Debt Instruments Issued and Other Financial Liabilities - Schedule of Maturities for Senior Bonds (Detail) - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Debt Securities	$ 6,762,840	$ 6,204,856
Senior bond [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	5,585,760	5,092,979
Senior bond [member] | 1 year [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	506,250	321,678
Senior bond [member] | Due within 1 and 2 Year [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	319,656	486,427
Senior bond [member] | 2 year [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	652,472	309,111
Senior bond [member] | 3 year [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	464,006	589,699
Senior bond [member] | 4 year [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	1,083,803	592,851
Senior bond [member] | Later than five years [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	$ 2,559,573	$ 2,793,213